Intangible assets, net (Narrative) (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2017 CNY (¥)	Dec. 31, 2017 USD ($)	Dec. 31, 2016 CNY (¥)	Dec. 31, 2015 CNY (¥)
Amortization of acquired intangible assets and land use right	¥ 62,419	$ 9,594	¥ 100,892	¥ 64,201
Finite-Lived Intangible Assets [Member]
Amortization of acquired intangible assets and land use right	¥ 14,510		¥ 56,977	¥ 64,201